Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Year-End Value of $100 Invested on June 5, 2025		Net Income (Loss) ($ in Millions)	Company Selected Measure: Adjusted EBITDA ($ in Millions)
Year					Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)
2025	16,260,836	54,952,569	11,451,492	45,273,868	95.28	98.24	(70)	582

Company Selected Measure Name	Adjusted EBITDA
Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the custom peer group which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Annual Report. The custom peer group includes COIN, PYPL, V, MA,
XYZ, HOOD, and BLSH.

PEO Total Compensation Amount	$ 16,260,836
PEO Actually Paid Compensation Amount	$ 54,952,569
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid to the CEO and the average CAP for the non-CEO NEOs in the table above reflects the following adjustments from the Summary
Compensation Table above. The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the CEO or non-CEO NEOs during 2025.

	CEO Dec 31 2025 ($)	Average Non-CEO NEOs Dec 31, 2025 ($)
Summary Compensation Table Total for CEO	16,260,836	11,451,492
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table	8,999,974	9,426,957
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at FYE	22,904,298	16,593,700
Adjust for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	12,917,073	11,745,459
Adjust for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	152,865
Adjust for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	11,870,336	14,757,310
Equals Compensation Actually Paid	54,952,569	45,273,868

Non-PEO NEO Average Total Compensation Amount	$ 11,451,492
Non-PEO NEO Average Compensation Actually Paid Amount	$ 45,273,868
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid to the CEO and the average CAP for the non-CEO NEOs in the table above reflects the following adjustments from the Summary
Compensation Table above. The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the CEO or non-CEO NEOs during 2025.

	CEO Dec 31 2025 ($)	Average Non-CEO NEOs Dec 31, 2025 ($)
Summary Compensation Table Total for CEO	16,260,836	11,451,492
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table	8,999,974	9,426,957
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at FYE	22,904,298	16,593,700
Adjust for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	12,917,073	11,745,459
Adjust for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	152,865
Adjust for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	11,870,336	14,757,310
Equals Compensation Actually Paid	54,952,569	45,273,868

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS. TOTAL SHAREHOLDER RETURN (DEC. 31, 2025)

CEO CAP	Avg NEO CAP	CRCL TSR	PEER TSR

Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS. NET INCOME (LOSS) (DEC. 31, 2025)

CEO CAP	Avg NEO CAP	Net Income/Loss

Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. ADJUSTED EBITDA(1) (DEC. 31, 2025)

CEO CAP	Avg NEO CAP	Adj EBITDA
(1)See “Additional Information—Non-GAAP Financial Measures” for a reconciliation of Adjusted EBITDA to net income (loss) from continuing operations.

Total Shareholder Return Vs Peer Group	COMPENSATION ACTUALLY PAID VS. TOTAL SHAREHOLDER RETURN (DEC. 31, 2025)

CEO CAP	Avg NEO CAP	CRCL TSR	PEER TSR

Tabular List, Table

Adjusted EBITDA
Stock Price
Revenue

Total Shareholder Return Amount	$ 95.28
Peer Group Total Shareholder Return Amount	98.24
Net Income (Loss)	$ (70,000,000)
Company Selected Measure Amount	582,000,000
Additional 402(v) Disclosure	Stock options are valued as of the applicable measurement date using a Black-Scholes model, with assumptions consistent with those used for grant date fair value under ASC 718.
Total Shareholder Return reflects the cumulative total return of an initial $100 investment in our Class A common stock, measured from June 5,
2025 (the date our Class A common stock began trading on the NYSE). Historical stock price performance is not necessarily indicative of future stock price performance. There were no dividends or other earnings paid in the covered fiscal year.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,999,974)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,904,298
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,917,073
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,870,336
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,426,957)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,593,700
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,745,459
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,865
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,757,310